Income Taxes Schedule of Deferred Tax Assets and Liabilities Classification (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 53,129	$ 53,485	$ 45,690
Noncurrent deferred tax assets		164
Current deferred tax liabilities		5	1,561
Noncurrent deferred tax liabilities	$ 118,693	$ 102,275	$ 88,796